Goodwill And Intangibles, Net - Additional Information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) unit	Jun. 30, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 5,500,000	$ 2,600,000	$ 9,100,000	$ 4,600,000
Number of reporting units | unit			1
Goodwill impairment loss			$ 0	$ 0